Employee Benefit Plans - Changes in Other Comprehensive Income (Loss) (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Pension Benefits | Domestic pension benefits
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	$ (293)
Recognition of prior years’ net (loss)	(69)
Recognition of prior years’ service credit	0
Total recognized in other comprehensive (income) loss (before tax effects)	(362)
Pension Benefits | Foreign pension benefits
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	(169)
Recognition of prior years’ net (loss)	(35)
Recognition of prior years’ service credit	0
Foreign exchange adjustment	(1)
Total recognized in other comprehensive (income) loss (before tax effects)	(205)
Other post-retirement benefits | Domestic pension benefits
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	7
Recognition of prior years’ net (loss)	(6)
Recognition of prior years’ service credit	10
Total recognized in other comprehensive (income) loss (before tax effects)	11
Other post-retirement benefits | Foreign pension benefits
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	1
Recognition of prior years’ net (loss)	0
Recognition of prior years’ service credit	0
Foreign exchange adjustment	0
Total recognized in other comprehensive (income) loss (before tax effects)	$ 1